OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                   Supplement dated January 5, 1999 to the
                        Prospectus dated January 26, 1998

The Prospectus is changed as follows:

1. This supplement replaces the November 11, 1998 Supplement.

2. Footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 3 is modified to read as follows:

            (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 33) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

3. The third sentence of the paragraph titled "Who Manages the Fund" on page 6 is modified to read as follows:

      The Fund is managed by John S. Kowalik, Leslie Falconio and Gina Palmieri, who are employed by the Manager and are primarily responsible for the selection of the Fund's securities.

4. The sub-paragraph entitled "Futures" in the section entitled "Investment Techniques and Strategies" on page 18 is modified to read as follows:

      |_| Futures. The Fund may buy and sell futures contracts that relate to interest rates (these are referred to as Interest Rate Futures). Interest Rate Futures are described in "Hedging" in the Statement of Additional Information.

5. The paragraph titled "Portfolio Manager" on page 21 is replaced in its entirety with the following:

      |X| Portfolio Managers. The Fund is managed by John S. Kowalik, Leslie Falconio and Gina Palmieri. Mr. Kowalik, who became the lead portfolio manager of the Fund on October 27, 1998, is a Vice President of the Fund and a Senior Vice President of the

                                                                     (continued)
Manager. Prior to joining the Manager in July 1998, he was Managing Director and senior portfolio manager at Prudential Investments Global Fixed Income Group (1989 - 1998).

      Ms. Falconio and Ms. Palmieri are Assistant Vice Presidents of the Manager and have been associate portfolio managers of the Fund since December 1996. Prior to joining the manager in December 1995, Ms. Falconio was a co-manager of the short and intermediate government funds at Prudential Funds (May 1995 - November 1995) and a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - April 1995). Before joining the Manager in March 1994, Ms. Palmieri was a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - February
1994). Each portfolio manager holds similar positions with other Oppenheimer funds.

6. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 28 is modified to read as follows:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

7. The fourth sub-paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 33 is modified to read as follows:

      |_| purchases by a retirement plan qualified under Section 401(a) or 401(k) if the retirement plan has total assets of $500,000 or more.

8. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 33 are modified to read as follows:

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998.)

                                                                     (continued)

9. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 34 is modified to read as follows:

      However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998.)

10. The paragraph entitled "Special Arrangements With Dealers" on page 34 is hereby deleted.

11. The following sub-paragraphs of the section entitled "Waivers of Class A Contingent Deferred Sales Charges for Certain Redemptions" on page 37 are deleted:

            |_| if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase).

            |_| if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase).

12. The paragraph entitled "OppenheimerFunds Internet Web Site" in the section entitled "Special Investor Services" on page 43 is modified to read as follows:

      OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.

January 4, 1999                                                PS0855.015

                   OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                   Supplement dated January 5, 1999 to the
          Statement of Additional Information dated January 26, 1998

The Statement of Additional Information is revised as follows:

1. This supplement replaces the November 11, 1998.

2. The following biographical information is added in the subsection titled "Trustees and Officers of the Fund" on page 19, directly below the biographical information for Andrew J. Donohue.

      John S. Kowalik, Vice President and Portfolio Manager; Age 41 Two World Trade Center, New York 10048 Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and senior portfolio manager at Prudential Investments Global Fixed Income Group
      (1989 - 1998).

3.  The  following   biographical   information  is  added  directly  below  the
biographical information for John S. Kowalik.

      Leslie Falconio, Associate Portfolio Manager; Age 33
      Two World Trade Center, New York 10048
      Assistant Vice President of the Manager (since November 1996); an analyst with the Manager since December 1995; formerly a co-manager of the short and intermediate government funds at Prudential Funds (May 1995 - November
      1995) and a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - April 1995).

      Gina Palmieri, Associate Portfolio Manager; Age 38
      Two World Trade Center, New York 10048
      Assistant Vice President of the Manager (since November 1996); an analyst with the Manager since March 1994; formerly a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - February 1994).

4. The biographical information relating to Jerry A. Webman on page 19 is deleted from the subsection titled "Trustees and Officers of the Fund."





                                                                     (continued)

5. The text for the section titled "Portfolio Management" on page 21, is replaced in its entirety with the following:

      The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.


6. The second and third sentences of the fifth paragraph in the section entitled "How to Exchange Shares" on page 46 are modified to read as follows and moved to the end of the third paragraph in the section entitled "How To Exchange Shares:"

      However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

7. The following sentences are added as the second and third sentences of the fifth paragraph in the section entitled "How to Exchange Shares" on page 46:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.


January 4, 1999
PX0855.009